As filed with the Securities and Exchange Commission on April 1, 2005
                                     Investment Company Act file number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        Pax World Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS

                                        PAX WORLD
                                        ETHICAL INVESTING

   [GRAPHIC OMITTED]

                                        Annual Report


   [GRAPHIC OMITTED]


   [GRAPHIC OMITTED]
                                        PAX World
                                        Money Market Fund

   [GRAPHIC OMITTED]

                                        31 JANUARY 2005

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853

Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
760 Moore Road
King of Prussia, PA  19406

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200

Dear Shareholder:

We are pleased to present the annual report of the Pax World Money Market Fund, Inc. (the "Fund") for the year ended January 31, 2005.

The Fund had net assets of $203,011,996 and 2,872 active shareholders as of January 31, 2005.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,


/S/Thomas W. Grant       /S/Laurence A. Shadek              /S/Steven W. Duff


Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                      Expense Chart, (unaudited)
                                       For the six months ended January 31, 2005

PAXWORLD Money Market Fund, Inc.

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $10. If you are invested in one of these account types, you should add an additional $10 to the estimated expenses paid on your account.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                            Expense Chart, (unaudited) continued
                                       For the six months ended January 31, 2005

PAXWORLD Money Market Fund, Inc.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $10. If you are invested in one of these account types, you should add an additional $10 to the estimated expenses paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------------------
    Individual Investor                 Beginning Account Value  Ending Account Value         Expenses Paid During
           Class                               8/1/04                  1/31/05                    the Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,006.10                      $3.33
------------------------------------------------------------------------------------------------------------------------------------

  Hypothetical (5%                            $1,000.00              $1,021.82                      $3.35
  return before
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Institutional Class                    Beginning Account Value  Ending Account Value           Expenses Paid During
                                               8/1/04                  1/31/05                       the Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,007.40                      $2.07
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5%                            $1,000.00              $1,023.08                      $2.08
  return before
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Broker Service Class                   Beginning Account Value  Ending Account Value           Expenses Paid During
                                               8/1/04                  1/31/05                       the Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,005.10                      $4.33
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5%                            $1,000.00              $1,020.81                      $4.37
  return before
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   MMA Praxis Class                     Beginning Account Value  Ending Account Value           Expenses Paid During
                                               8/1/04                  1/31/05                       the Period*
 -----------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,006.40                      $3.03
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5%                            $1,000.00              $1,022.12                      $3.05
  return before
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.66%, 0.41%, 0.86% and 0.60% for the Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively, multiplied by the average account value over the period (August 1, 2004 through January 31, 2005), multiplied by 184/366 (to reflect the one-half year period).

                                        3

                                                         Statement of Net Assets
                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.


FACE                                                 MATURITY            VALUE
AMOUNT                                                   DATE   YIELD    (NOTE 1)
----------------------------------------------------------------------------------

ASSET BACKED COMMERCIAL PAPER: 38.50%
$ 6,150,000   Apreco Inc........................     02/08/05   2.34%  $ 6,147,202
  1,600,000   Apreco Inc........................     02/10/05   2.40     1,599,040
  3,000,000   Barton Capital Corporation........     02/01/05   2.48     3,000,000
  2,011,000   Barton Capital Corporation........     02/07/05   2.40     2,010,196
  5,000,000   Barton Capital Corporation........     02/10/05   2.37     4,997,037
  5,000,000   Ciesco L.P........................     03/08/05   2.47     4,988,042
  7,500,000   Clipper Receivable Corporation....     02/17/05   2.50     7,491,755
  1,480,000   Falcon Asset Securitization
              Corporation.......................     02/11/05   2.42     1,479,005
  2,500,000   Fountain Square Commercial Funding     02/24/05   2.27     2,496,406
  5,000,000   Galaxy Funding Inc................     04/06/05   2.55     4,977,422
  7,000,000   Greyhawk Funding..................     02/16/05   2.25     6,993,467
  5,000,000   Market Street Funding.............     02/03/05   2.30     4,999,361
  5,000,000   New Center Asset Trust............     02/22/05   2.41     4,992,971
  5,000,000   Triple-A One Funding Corporation
              Insured by MBIA Insurance Corp....     02/03/05   2.34     4,999,353
  2,000,000   Triple-A One Funding Corporation
              Insured by MBIA Insurance Corp....     02/23/05   2.44     1,997,018
  1,000,000   Variable Funding Capital
              LOC Wachovia Bank.................     02/04/05   2.48       999,793
  7,000,000   Variable Funding Capital
              LOC Wachovia Bank.................     02/16/05   2.42     6,992,942
  2,000,000   Windmill Funding Corporation......     02/04/05   2.28     1,999,620
  5,000,000   Windmill Funding Corporation......     02/17/05   2.39     4,994,711
-----------                                                            -----------
 78,241,000   Total Asset Backed Commercial Paper                       78,155,341
-----------                                                            -----------

COMMERCIAL PAPER: 8.33%
$ 1,600,000   Pfizer Inc........................     02/03/05   2.47%  $ 1,599,780
  5,565,000   Private Export Funding Corporation     03/09/05   2.27     5,552,989
  1,900,000   Private Export Funding  Corporation    05/17/05   2.49     1,886,368
  7,895,000   Yale University...................     03/08/05   2.44     7,876,348
-----------                                                            -----------
 16,960,000   Total Commercial Paper                                    16,915,485
-----------                                                            -----------



The accompanying notes are an integral part of these financial statements.
                                        4

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.


FACE                                                  MATURITY             VALUE
AMOUNT                                                    DATE  YIELD     (NOTE 1)
----------------------------------------------------------------------------------
FLOATING RATE SECURITIES: 3.94%
$ 3,000,000   Fifth Third Bank..................     01/23/06   2.48%  $ 3,000,000
  5,000,000   Pfizer Inc. - Series 144a.........     10/07/05   2.36     5,000,000
-----------                                                            -----------
  8,000,000   Total Floating Rate Securities                             8,000,000
-----------                                                            -----------

FOREIGN COMMERCIAL PAPER: 3.65%
$ 2,416,000   Svenska Handelsbanken.............     02/01/05   2.47%  $ 2,416,000
  5,000,000   Yorkshire Building Society........     02/15/05   2.26     4,995,606
-----------                                                            -----------
  7,416,000   Total Foreign Commercial Paper                             7,411,606
-----------                                                            -----------

REPURCHASE AGREEMENT: 23.64%
$48,000,000   J.P. Morgan Securities, Inc.,
              Purchased 01/31/05, 2.43%, due 02/01/05,
              Repurchase proceeds at maturity $48,003,240
              (Collateralized by $45,934,000, FNMA, 3.250%
              to 7.250%, due 01/15/06 to 07/15/32,
              value $40,026,585; RFIN, 0.000%,
              due 04/15/15 to 01/15/21, value $3,046,169;
              TVBD, 6.000%, due 03/15/13, value
              $5,891,520).......................     02/01/05   2.43%  $48,000,000
-----------                                                            -----------
 48,000,000   Total Repurchase Agreement                                48,000,000
-----------                                                            -----------

LOAN PARTICIPATIONS: 3.45%
$ 7,000,000   Equitable Life Assurance Society
              with JPMorgan Chase (a)...........     03/21/05   2.52%  $ 7,000,000
-----------                                                            -----------
  7,000,000   Total Loan Participations                                  7,000,000
-----------                                                            -----------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 7.04%
$ 8,000,000   Federal Home Loan Mortgage Corporation  03/01/05  2.30%  $ 7,986,801
  1,370,000   Federal National Mortgage Association   02/04/05  1.93     1,369,781
  5,000,000   Federal National Mortgage Association   07/20/05  2.82     4,934,747
-----------                                                            -----------
 14,370,000   Total U.S. Government Agency Discount Notes               14,291,329
-----------                                                            -----------


The accompanying notes are an integral part of these financial statements.

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

FACE                                                  MATURITY             VALUE
AMOUNT                                                    DATE  YIELD     (NOTE 1)
----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 5.34%
$ 3,835,000   Federal Home Loan Bank............      02/15/05   2.24% $ 3,839,422
  5,000,000   Federal Home Loan Bank............      04/15/05   2.55    4,995,133
  1,000,000   Federal Home Loan Bank............      06/08/05   2.02    1,000,000
  1,000,000   Federal National Mortgage Association   05/23/05   1.75    1,000,000
-----------                                                            -----------
 10,835,000   Total U.S. Government Agency Medium Term Notes            10,834,555
-----------                                                            -----------

VARIABLE RATE DEMAND INSTRUMENTS (b): 5.96%
$ 1,425,000   G & L Land Management
              LOC Fifth Third Bank..............      12/01/17   2.61% $ 1,425,000
  4,130,000   Mobile, AL Springhill Medical
              Clinic Board RB
              (Springhill Medical Complex)
              LOC Amsouth Bank, N.A.............      09/01/11   2.60    4,130,000
  4,055,000   Oak Crest Homes Inc.
              LOC First of America Bank.........      11/01/26   2.60    4,055,000
  2,485,000   Jake Sweeney Automotive, Inc.
              LOC Firstar Bank..................      04/01/10   2.61    2,485,000
-----------                                                            -----------
 12,095,000   Total Variable Rate Demand Instruments                    12,095,000
-----------                                                            -----------
              Total Investments (99.85%) (Cost $202,703,316+)          202,703,316
              Cash and Other Assets, Net of Liabilities (0.15%)            308,680
                                                                      ------------
              Net Assets (100.00%)                                    $203,011,996
                                                                      ------------
              Net Asset Value, offering and redemption price per share:
              Individual Investor Class,
                    21,591,656 shares outstanding (Note 3)             $      1.00
                                                                       ===========
              Institutional Class,
                    135,151,025 Shares outstanding (Note 3)            $      1.00
                                                                       ===========
              Broker Service Class,
                    34,411,321 shares outstanding (Note 3)             $      1.00
                                                                       ===========
              MMA Praxis Class,
                    11,859,316 shares outstanding (Note 3)             $      1.00
                                                                       ===========

 + Aggregate cost for federal income tax purposes is identical.

The accompanying notes are an integral part of these financial statements.

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.


FOOTNOTES:

(a) The interest rate is adjusted quarterly based upon 1-month LIBOR plus 2 basis points.

(b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY NOTES:
FNMA    =  Federal National Mortgage Association
LOC     =  Letter of Credit
RB      =  Revenue Bond
RFIN    =  Resolution Funding Corporation Strip Interest
TVBD    =  TVA Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

------------------------- ---------------------------- -------------------------
  Securities Maturing in             Value                     % of Portfolio
------------------------- ---------------------------- -------------------------
  Less than 31 Days          $165,492,267                            81.64%
  31 through 60 Days           18,417,378                             9.09%
  61 through 90 Days            9,972,556                             4.92%
  91 through 120 Days           2,886,368                             1.42%
  121 through 180 Days          5,934,747                             2.93%
  Over 180 Days                       -0-                               -0-
------------------------- ---------------------------- -------------------------
  Total                      $202,703,316                           100.00%
------------------------- ---------------------------- -------------------------

The accompanying notes are an integral part of these financial statements.
                                        7

                                                         Statement of Operations
                                                     Year Ended January 31, 2005

PAXWORLD Money Market Fund, Inc.

Investment income

   Income:
     Interest........................................           $   2,435,648
                                                                  -----------
   Expenses: (Note 2)
     Advisory fee....................................                 242,749
     Administrative services fee.....................                 161,832
     Shareholder servicing fee (Individual Investor Class)             52,360
     Shareholder servicing fee (Broker Service Class)                  72,762
     Shareholder servicing fee (MMA Praxis Class)....                  27,345
     Custodian expenses..............................                  14,834
     Shareholder servicing and related shareholder expenses+          230,494
     Legal fees, compliance and filing fees..........                 119,261
     Audit and accounting............................                 119,578
     Directors' fees and expenses....................                  12,203
     Other...........................................                  30,990
                                                                  -----------
        Total expenses...............................               1,084,408
        Less:
        Expenses paid indirectly (Note 2)............                  (5,065)
        Fees waived (Note 2).........................                (160,822)
        Expenses reimbursed (Note 2).................                 (74,917)
                                                                  -----------
     Net expenses ...................................                 843,604
                                                                  -----------
   Net investment income.............................               1,592,044
Realized gain (loss) on investments
   Net realized gain on investments..................                     -0-
                                                                  -----------
   Increase in net assets from operations............           $   1,592,044
                                                                  ===========

+ Includes class specific transfer agency expenses of $79,106, $20,169, $64,031 and $20,152 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.

The accompanying notes are an integral part of these financial statements.

                                             Statements of Changes in Net Assets
                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.
                                                Year                Year
                                               Ended               Ended
                                          January 31, 2005    January 31, 2004
                                          ----------------    ----------------
Increase (decrease) in net assets
Operations:
   Net investment income.............      $  1,592,044        $  1,462,038
   Net realized gain on investments..               -0-                 -0-
                                           ------------        ------------
   Increase in net assets from operations     1,592,044           1,462,038

Dividends to shareholders from:
Net investment income:
   Individual Investor Class.........          (181,195)           (132,696)
   Institutional Class...............        (1,115,909)         (1,173,005)
   Broker Service Class..............          (198,862)            (85,405)
   MMA Praxis Class..................           (96,078)            (70,932)

Capital share transactions (Note 3):
   Individual Investor Class.........            87,089            (489,567)
   Institutional Class...............        22,446,180         (70,477,024)
   Broker Service Class..............         5,068,296           9,709,685
   MMA Praxis Class..................           430,250            (837,944)
                                           ------------        ------------
   Total increase/(decrease).........        28,031,815         (62,094,850)

Net assets:
   Beginning of year.................       174,980,181         237,075,031
                                           ------------        ------------
   End of year.......................      $203,011,996        $174,980,181
                                           ============        ============

   Undistributed net investment income     $        -0-        $        -0-
                                           ============        ============

The accompanying notes are an integral part of these financial statements.

                                                   Notes to Financial Statements
                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plans. The Institutional Class shares are not subject to a service fee. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

b) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

1. SUMMARY OF ACCOUNTING POLICIES, continued

c) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

d) Dividends and Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

2.INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS
  WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor, from its advisory fee, will pay the Sub-Advisor an annual fee computed at the rate of .075% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Sub-Advisor, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended January 31, 2005, the Advisor and Distributor voluntarily waived the following fees:

Investment Management fees                                $   138,129
Shareholder Servicing fees - MMA Praxis Class                  22,693
                                                          -----------
                                        Total             $   160,822
                                                          ===========

The Advisor and Distributor have no right to recoup prior fee waivers.

In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $74,917 for the Individual Investor Class.

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

2.INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES, continued

Fees are paid to Directors who are unaffiliated with the Sub-Advisor on the basis of $2,000 per annum plus $250 per meeting attended. In addition, beginning in July 2004, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2005, Directors who are unaffiliated with the Sub-Advisor will receive from the Fund a fee of $300 for each Board of Directors meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $84,205 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Broker Service Class and the Institutional Class.

For the year ended January 31, 2005, the Fund had the following expense offsets:

Custodian expenses                                        $     4,834
Shareholder servicing and related shareholder expenses            231
                                                          -----------
                                                   Total  $     5,065
                                                          ===========

                                       13

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

3. CAPITAL STOCK

At January 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:


                                              Year                Year
                                             Ended               Ended
                                        January 31, 2005    January 31, 2004
                                        ----------------    ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold..........................           17,083,360          13,165,356
Issued on reinvestment of dividends         180,906             131,969
Redeemed......................          (17,177,177)        (13,786,892)
                                       ------------      --------------
Net increase(decrease) .......               87,089            (489,567)
                                       ============      ==============

INSTITUTIONAL CLASS
-------------------
Sold..........................          695,925,632       1,065,011,745
Issued on reinvestment of dividends         891,091             983,913
Redeemed......................         (674,370,543)     (1,136,472,682)
                                       ------------      --------------
Net increase(decrease)........           22,446,180         (70,477,024)
                                       ============      ==============

BROKER SERVICE CLASS
--------------------
Sold..........................           50,867,177          38,890,863
Issued on reinvestment of dividends         202,432              87,706
Redeemed......................          (46,001,313)        (29,268,884)
                                       ------------      --------------
Net increase(decrease)........            5,068,296           9,709,685
                                       ============      ==============

MMA PRAXIS CLASS
----------------
Sold..........................            6,651,013           3,561,723
Issued on reinvestment of dividends          95,917              70,527
Redeemed......................           (6,316,680)         (4,470,194)
                                       ------------      --------------
Net increase(decrease)........              430,250            (837,944)
                                       ============      ==============


As of January 31, 2005, the breakdown of net assets by share class were as follows:

Individual Investor Class.....         $ 21,591,515
Institutional Class...........          135,150,145
Broker Service Class..........           34,411,097
MMA Praxis Class..............           11,859,239
                                       ------------
   Total......................         $203,011,996
                                       ============

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

4. LIABILITIES

At January 31, 2005, the Fund had the following liabilities:

Fees payable to Affiliates*....         $    28,714
Dividends payable..............              30,996
Accrued other payables.........              79,663
                                        -----------
   Total liabilities...........         $   139,373
                                        ===========

* Includes fees payable to Pax World Management Corp., Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5. TAX INFORMATION

The tax character of all distributions paid during the years ended January 31, 2005 and 2004 were ordinary income.

At January 31, 2005, the Fund had unused capital loss carryforwards of $1,322, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains $1,170 and $152 will expire in the years 2010 and 2011, respectively.

At January 31, 2005, the Fund had no distributable earnings.

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

6. FINANCIAL HIGHLIGHTS

                                                         INDIVIDUAL
                                                        INVESTOR CLASS
                                     ----------------------------------------------------
                                                             Year
                                                            Ended
                                                          January 31,
                                     ----------------------------------------------------
                                      2005       2004       2003       2002       2001
                                     ------     ------     ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)

Net asset value,
   beginning of year................ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income............  0.009      0.006      0.013      0.033      0.058

Net realized and unrealized gain(loss)
   on investments ..................   --         --       (0.000)    (0.000)     0.000
                                     ------     ------     ------     ------     ------

Total from investment operations      0.009      0.006      0.013      0.033      0.058

Less distributions from:
   Dividends from net
     investment income.............. (0.009)    (0.006)    (0.013)    (0.033)    (0.058)

Net realized gains on investments...   --         --       (0.000)    (0.000)     0.000
                                     ------     ------     ------     ------     ------
Total distributions................. (0.009)    (0.006)    (0.013)    (0.033)    (0.058)
                                     ------     ------     ------     ------     ------
Net asset value, end of year........ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ======     ======     ======     ======     ======
---------------------------------------------------------------------------------------
Total Return........................  0.87%      0.59%      1.28%      3.37%      5.99%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000)......$ 21,592   $ 21,504   $ 21,994   $ 19,977   $ 16,416

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).......  0.65%      0.62%      0.60%      0.60%      0.60%

   Net investment income............  0.87%      0.59%      1.27%      3.26%      5.86%

   Advisory and administrative
       services fees waived ........  0.09%      0.08%      0.04%      0.04%      0.09%

   Expenses reimbursed..............  0.36%      0.33%      0.32%      0.34%      0.37%

   Expenses paid indirectly.........  0.00%      0.00%      0.00%      0.00%      0.00%

(a)  Includes expenses paid indirectly

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

6. FINANCIAL HIGHLIGHTS, continued

                                                        INSTITUTIONAL
                                                           CLASS
                                     ----------------------------------------------------
                                                             Year
                                                            Ended
                                                          January 31,
                                     ----------------------------------------------------
                                      2005       2004       2003       2002       2001
                                     ------     ------     ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)

Net asset value,
   beginning of year................ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income............  0.011      0.008      0.015      0.036      0.061

Net realized and unrealized gain(loss)
   on investments ..................   --         --       (0.000)    (0.000)     0.000
                                     ------     ------     ------     ------     ------

Total from investment operations      0.011      0.008      0.015      0.036      0.061

Less distributions from:
   Dividends from net
     investment income.............. (0.011)    (0.008)    (0.015)    (0.036)    (0.061)

Net realized gains on investments...   --         --       (0.000)    (0.000)     0.000
                                     ------     ------     ------     ------     ------
Total distributions................. (0.011)    (0.008)    (0.015)    (0.036)    (0.061)
                                     ------     ------     ------     ------     ------
Net asset value, end of year........ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ======     ======     ======     ======     ======
---------------------------------------------------------------------------------------
Total Return........................  1.12%      0.87%      1.54%      3.63%      6.26%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000)......$135,150   $112,704   $183,181   $200,653   $160,373

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).......  0.40%      0.37%      0.35%      0.35%      0.35%

   Net investment income............  1.11%      0.86%      1.53%      3.54%      6.09%

   Advisory and administrative
       services fees waived ........  0.09%      0.08%      0.04%      0.04%      0.09%

   Expenses paid indirectly.........  0.00%      0.00%      0.00%      0.00%      0.00%

(a)  Includes expenses paid indirectly

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

6. FINANCIAL HIGHLIGHTS, continued

                                                             BROKER
                                                         SERVICE CLASS
                                     ----------------------------------------------------
                                                            Year
                                                            Ended
                                                          January 31,
                                     ----------------------------------------------------
                                      2005       2004       2003       2002       2001
                                     ------     ------     ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)

Net asset value,
   beginning of year................ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income............  0.007      0.004      0.011      0.031      0.056

Net realized and unrealized gain(loss)
   on investments ..................   --         --       (0.000)    (0.000)     0.000
                                     ------     ------     ------     ------     ------

Total from investment operations      0.007      0.004      0.011      0.031      0.056

Less distributions from:
   Dividends from net
     investment income.............. (0.007)    (0.004)    (0.011)    (0.031)    (0.056)

Net realized gains on investments...   --         --       (0.000)    (0.000)     0.000
                                     ------     ------     ------     ------     ------
Total distributions................. (0.007)    (0.004)    (0.011)    (0.031)    (0.056)
                                     ------     ------     ------     ------     ------
Net asset value, end of year........ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ======     ======     ======     ======     ======
---------------------------------------------------------------------------------------
Total Return........................  0.67%      0.39%      1.08%      3.16%      5.78%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000)......$ 34,411   $ 29,343   $ 19,633   $ 19,298   $  4,028

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).......  0.84%      0.82%      0.80%      0.80%      0.80%

   Net investment income............  0.68%      0.38%      1.07%      2.91%      5.71%

   Advisory and administrative
       services fees waived ........  0.09%      0.08%      0.04%      0.04%      0.09%

   Expenses paid indirectly.........  0.00%      0.00%      0.00%      0.00%      0.00%

(a)  Includes expenses paid indirectly

                                                                January 31, 2005

PAXWORLD Money Market Fund, Inc.

6. FINANCIAL HIGHLIGHTS, continued

                                                            MMA PRAXIS
                                                              CLASS
                                     ----------------------------------------------------
                                                           Year
                                                            Ended
                                                          January 31,
                                     ----------------------------------------------------
                                      2005       2004       2003       2002       2001
                                     ------     ------     ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)

Net asset value,
   beginning of year................ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income............  0.009      0.006      0.013      0.033      0.058

Net realized and unrealized gain(loss)
   on investments ..................   --         --       (0.000)    (0.000)     0.000
                                     ------     ------     ------     ------     ------

Total from investment operations      0.009      0.006      0.013      0.033      0.058

Less distributions from:
   Dividends from net
     investment income.............. (0.009)    (0.006)    (0.013)    (0.033)    (0.058)

Net realized gains on investments...   --         --       (0.000)    (0.000)     0.000
                                     ------     ------     ------     ------     ------
Total distributions................. (0.009)    (0.006)    (0.013)    (0.033)    (0.058)
                                     ------     ------     ------     ------     ------
Net asset value, end of year........ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ======     ======     ======     ======     ======
---------------------------------------------------------------------------------------
Total Return........................  0.91%      0.61%      1.28%      3.37%      5.99%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000)......$ 11,859   $ 11,429   $ 12,267   $ 13,095   $ 10,164

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).......  0.60%      0.60%      0.60%      0.60%      0.60%

   Net investment income............  0.88%      0.62%      1.28%      3.24%      5.90%

   Advisory and administrative
       services fees waived ........  0.09%      0.08%      0.04%      0.04%      0.09%

   Shareholder servicing fees
       waived ......................  0.21%      0.18%      0.09%      0.08%      0.22%

   Expenses paid indirectly.........  0.00%      0.00%      0.00%      0.00%      0.00%

(a)  Includes expenses paid indirectly

                         Report of Independent Registered Public Accounting Firm

PAXWORLD Money Market Fund, Inc.

To the Board of Directors and Shareholders of Pax World Money Market Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. (the "Fund") at January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
March 15, 2005

                                             Additional Information, (unaudited)

PAXWORLD Money Market Fund, Inc.

                                            Directors and Officers Information
                                                  January 31, 2005 1

------------------------------------------------------------------------------------------------------------------------------------

                            Position(s)     Term of Office    Principal Occupation(s)                Number of        Other
     Name,                  Held with       and Length of            During Past                    Portfolios in     Directorships
     Address 2,             Fund            Time Served 3             5 Years                          Fund           held by
     and Age                                                                                         Complex          Director
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Dr. W. Giles Mellon,        Director        Since 1998     Professor Emeritus of Business       Director/Trustee of   None
Age 73                                                     Administration in the Graduate       eleven portfolios
                                                           School of Management, Rutgers
                                                           University, with which he has
                                                           been associated since 1966.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------
Robert Straniere, Esq.      Director        Since 1998     Owner, Straniere Law Firm            Director/Trustee of   WPG Funds
Age 63                                                     since 1980, NYS Assemblyman          eleven portfolios     Group
                                                           from 1981 to 2004 and counsel
                                                           at Fisher, Fisher & Berger
                                                           since 1995.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------
Dr. Yung Wong,              Director        Since 1998     Managing Director of Abacus          Director/Trustee of   None
Age 66                                                     Associates, an investment firm,      eleven portfolios
                                                           since 1996.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------

1 The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

                                   Additional Information, (unaudited) continued

PAXWORLD Money Market Fund, Inc.


                                            Directors and Officers Information
                                              January 31, 2005 1 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                            Position(s)     Term of Office     Principal Occupation(s)              Number of         Other
     Name,                  Held with       and Length of           During Past                    Portfolios in      Directorships
     Address 2,             Fund            Time Served 3             5 Years                         Fund            held by
     and Age                                                                                         Complex          Director
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Steven W. Duff,             President       Since 1997     Manager and Pres. of Reich           Director/Trustee           None
Age 51                      and Director4                  & Tang Asset Management, LLC         and/or Officer of
                                                           ("RTAM, LLC"), a registered          sixteen other
                                                           Investment Advisor and               portfolios
                                                           Pres. of the Mutual Funds
                                                           Division of RTAM, LLC.
                                                           Associated with RTAM LLC since
                                                           1994. Mr. Duff is also
                                                           Pres. and Director/Trustee
                                                           of nine other funds in the
                                                           Reich & Tang Fund Complex,
                                                           Principal Executive Officer
                                                           of Delafield Fund, Inc. and
                                                           Pres. and Chief Executive
                                                           Officer of Tax Exempt Proceeds
                                                           Fund, Inc. Mr. Duff also serves
                                                           as a Director of Reich & Tang
                                                           Services, Inc. and Reich & Tang
                                                           Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Richard De Sanctis,         Vice President  Since 2005     Executive Vice Pres. and CFO                N/A                 N/A
Age 48                                                     of RTAM, LLC.  Associated with
                                                           RTAM since 1990. Mr.De Sanctis is
                                                           Vice Pres. of eight other
                                                           funds in the Reich & Tang Fund
                                                           Complex and serves as Executive
                                                           Vice Pres. and Chief Financial
                                                           Officer of Reich & Tang
                                                           Services, Inc. and Reich & Tang
                                                           Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------

1 The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment sub-advisor.

                                   Additional Information, (unaudited) continued

PAXWORLD Money Market Fund, Inc.


                                            Directors and Officers Information
                                              January 31, 2005 1 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                            Position(s)     Term of Office     Principal Occupation(s)              Number of         Other
     Name,                  Held with       and Length of           During Past                    Portfolios in      Directorships
     Address 2,             Fund            Time Served 3             5 Years                         Fund            held by
     and Age                                                                                         Complex          Director
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Molly Flewharty,            Vice            Since 2002     Senior Vice Pres. of RTAM, LLC.             N/A                N/A
Age 53                      President                      Associated with RTAM, LLC since
                                                           1977.  Ms. Flewharty is also
                                                           Vice Pres. of eleven other funds
                                                           in the Reich & Tang Fund Complex.
                                                           Ms. Flewharty also serves as
                                                           Senior Vice Pres. of Reich & Tang
                                                           Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Thomas W. Grant             President       Since 1998     Pres. of Pax World Management               N/A                 N/A
14 Wall Street                                             Corp. since 1996 and Pres.
New York, NY                                               of H.G.Wellington & Co., Inc.
10005,                                                     since 1991.
Age 63
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Rosanne Holtzer,            Chief           Since 1999     Senior Vice Pres. of RTAM, LLC.             N/A                 N/A
Age 40                      Compliance                     Associated with RTAM, LLC since
                            Officer,                       1986.  Ms. Holtzer is also Chief
                            Secretary                      Compliance Officer, Secretary
                            and Asst.                      and Assistant Treasurer of
                            Treasurer                      eleven other funds in the Reich &
                                                           Tang Fund Complex.  Ms. Holtzer
                                                           also serves as Senior Vice Pres.,
                                                           Assistant Secretary & Compliance
                                                           Officer of Reich & Tang
                                                           Distributors, Inc. and Senior Vice
                                                           Pres., Assistant Secretary & Chief
                                                           Compliance Officer of Reich & Tang
                                                           Services, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------

1 The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 With the exception of Mr. Grant and Mr. Shadek, the address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

                                   Additional Information, (unaudited) continued

PAXWORLD Money Market Fund, Inc.


                                            Directors and Officers Information
                                              January 31, 2005 1 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                            Position(s)     Term of Office     Principal Occupation(s)              Number of         Other
     Name,                  Held with       and Length of           During Past                    Portfolios in      Directorships
     Address 2,             Fund            Time Served 3             5 Years                         Fund            held by
     and Age                                                                                         Complex          Director
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Michael Lydon,              Vice            Since 2005     Executive Vice Pres. and Chief              N/A                 N/A
Age 41                      President                      Operations Officer of RTAM, LLC.
                                                           Associated with RTAM, LLC since
                                                           January 2005.  Mr. Lydon was
                                                           Vice Pres. at Automatic Data
                                                           Processing from July 2000 to
                                                           December 2004.  Prior to July
                                                           2000, Mr. Lydon was Executive
                                                           Vice Pres. and Chief Information
                                                           Officer of RTAM, LLC.  Mr.Lydon
                                                           is also Vice Pres. of eight other
                                                           funds in the Reich & Tang Fund
                                                           Complex.  Mr. Lydon also serves
                                                           as Executive Vice Pres. and Chief
                                                           Operations Officer for Reich & Tang
                                                           Distributors, Inc. and Reich & Tang
                                                           Services, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Anthony Pace,               Treasurer       Since 2004     Vice Pres. of RTAM, LLC since               N/A                 N/A
Age 39                      and                            September 2004.  Mr. Pace was a
                            Assistant                      Director of a Client Secretary
                                                           Service Group at GlobeOp Financial
                                                           Services, Inc. from May 2002 to
                                                           August 2004 and Controller/Director
                                                           of Mutual Fund Administration for
                                                           Smith Barney Funds Management LLC
                                                           and Solomon Brothers Asset Management
                                                           Inc. from 1998 to May 2002.
                                                           Mr. Pace is also Treasurer and
                                                           Assistant Secretary of eleven other
                                                           funds in the Reich & Tang Fund
                                                           Complex.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------

1 The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.


                                   Additional Information, (unaudited) continued

PAXWORLD Money Market Fund, Inc.


                                            Directors and Officers Information
                                              January 31, 2005 1 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                            Position(s)     Term of Office     Principal Occupation(s)              Number of         Other
     Name,                  Held with       and Length of           During Past                    Portfolios in      Directorships
     Address 2,             Fund            Time Served 3             5 Years                         Fund            held by
     and Age                                                                                         Complex          Director
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Laurence A. Shadek,         Executive       Since 1998     Chairman of the Board of Pax                N/A                 N/A
14 Wall Street,             Vice                           World Management Corp. since
New York, NY 10005,         President                      1996 and Executive Vice-Pres.
Age 55                                                     of H.G. Wellington & Co., Inc.
                                                           since 1986.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------

1 The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 With the exception of Mr. Grant and Mr. Shadek, the address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

                                   Additional Information, (unaudited) continued

PAXWORLD Money Market Fund, Inc.

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

                           Account Options and Services*

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

TYPES OF ACCOUNTS                               SERVICES

Regular Accounts: Individual, business          Automatic Investment Plan:  You may
and trust accounts are available for all        arrange to have a fixed amount
Pax World Funds.                                automatically deducted from your
                                                checking or savings account and
                                                invested in your Pax World account on a
Traditional IRA: Certain individuals            monthly or quarterly basis. Automatic
can make tax-deductible contributions to        investment plans do not assure a profit
this account.  Taxes are paid only when         and do not protect against loss in
funds are withdrawn, usually in                 declining markets.
retirement, when investors may be in a
lower tax bracket.                              Voluntary Withdrawal Plan: This plan
                                                makes it possible for investors to receive
Roth IRA: Contributions to a Roth IRA           a monthly check from their Pax World
are not deductible, but after five years        account.  This plan requires a minimum
some types of withdrawals are tax-free.         investment of $10,000.

SIMPLE IRA: This is an easy-to-maintain         Online Account Access: Utilizing a
retirement plan designed for small              unique ID number and PIN, you can
businesses of up to 100 employees.              access your Pax World account(s) online
                                                to review your account balances or
SEP IRA: This is an employer-funded             histories; purchase or redeem fund
retirement plan popular with small              shares; or make exchanges between
businesses and self-employed persons.           different Pax World Funds.

Education Savings Account & Uniform Gift        www.paxworld.com: Learn all about
to Minors Account (UGMA): These plans           Pax World through our web site!  You
provide excellent ways to save for a            can check Fund performance, read about
child's education.                              our portfolio managers, view
                                                Connection - our quarterly newsletter,
403(b)(7) Pension Plan: This plan is            and see how Pax World voted on
available to persons employed by                various proxies for the companies in
non-profit organizations.                       our portfolios.

*This report is intended for shareholders of the Pax World Money Market Fund only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus, which contains more complete information including fees and expenses, and should be read carefully before investing. Please request a prospectus by calling (800) 767-1729, via e-mail at info@paxworld.com, or by visiting our web site at www.paxworld.com. All mutual fund investments involve risk, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Always consult your personal tax adviser before making any tax-related investment decision. Distributor: Reich & Tang Distributors, Inc. Member NASD/SIPC.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

PAX WORLD
ETHICAL INVESTING

PAX World
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729
web www.paxworld.com
email info@paxworld.com

For general fund information:
[GRAPHIC OMITTED] 800.767.1729

For shareholder account information:
[GRAPHIC OMITTED] 800.372.7827

For broker services:
[GRAPHIC OMITTED] 800.635.1404

Address all account inquiries to:
PAX World
P.O. Box 9824
Providence, RI 02940-8024

[GRAPHIC OMITTED] printed in USA on recycled paper

ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 12/31/2004                     FYE 12/31/2003

4(a)     Audit Fees                 $22,700                             $22,700
4(b)     Audit Related Fees         $     0                             $     0
4(c)     Tax Fees                   $  3,320                            $ 3,000
4(d)     All Other Fees             $      0                            $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,320 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2005. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary

Date: April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas W. Grant
                              Thomas W. Grant, President

Date: April 1, 2005

By (Signature and Title)* /s/ Anthony Pace
                              Anthony Pace, Treasurer

Date: April 1, 2005

* Print the name and title of each signing officer under his or her signature.